Document and Entity Information	Aug. 21, 2019
Cover [Abstract]
Entity Registrant Name	TRIBUNE MEDIA CO
Amendment Flag	false
Entity Central Index Key	0000726513
Document Type	8-K
Document Period End Date	Aug. 21, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-08572
Entity Tax Identification Number	36-1880355
Entity Address, Address Line One	515 North State Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(312)
Local Phone Number	222-3394
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	TRCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false